Investments (Concentrations of Credit Risk - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Securities holdings exposure in single issuer greater than stated percentage of Company's equity	10.00%
Investments in any counterparty that were greater than 10% of equity	$ 0	$ 0